Related Party Transactions (Details) - Schedule of balance due to related parties - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related party	$ 162,494	$ 153,370	$ 1,009,325
Mr. Lirong Wang [Member]
Related Party Transaction [Line Items]
Due to related party			861,702
Relationship		The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng [Member]
Related Party Transaction [Line Items]
Due to related party	$ 104,091	$ 97,587	73,474
Relationship	Controller/Accounting Manager of the Company	Controller/Accounting Manager of the Company
Mr. Guohua Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 58,403	$ 55,783	$ 74,149
Relationship	Senior management / One of the Company’s shareholders	Senior management / One of the Company’s shareholders